Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2025
Net Fee And Commission Income [Abstract]
Schedule of fee and commission income

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m

Fee and commission income:
Current accounts	340	312
Credit and debit card fees	634	629
Commercial banking and treasury fees	94	92
Factoring	34	35
Other fees and commissions	100	118
Total fee and commission income	1,202	1,186
Fee and commission expense	(597)	(883)
Net fee and commission income	605	303